Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 173,338	$ 266,319
Prepaid expenses and other current assets	23,242	18,430
Total current assets	196,580	284,749
Non-current assets:
Property and equipment, net	12,399	17,743
Operating lease right of use assets	8,081	11,048
Deferred tax assets	251	26
Restricted cash	33	33
Other assets	3,014	3,507
Total non-current assets	23,778	32,357
TOTAL ASSETS	220,358	317,106
Current liabilities:
Accounts payable	5,187	3,722
Income taxes payable	326
Accrued expenses and other liabilities	8,292	10,906
Operating lease liabilities—current	4,188	4,482
Total current liabilities	17,993	19,110
Non-current liabilities:
Operating lease liabilities-non-current	4,388	7,777
Other long-term liability	933	691
Total non-current liabilities	5,321	8,468
Total liabilities	23,314	27,578
Commitments and contingencies (Note 12)
Shareholders' equity:
Ordinary shares, pound 0.001 par value; 40,932,727 and 40,603,489 shares authorized, issued and outstanding at December 31,2022 and 2021, respectively	54	54
Deferred shares, pound 92,451.851 par value, one share authorized, issued and outstanding at December 31, 2022 and 2021	128	128
Additional paid in capital	408,844	401,821
Accumulated other comprehensive income	(21,695)	6,636
Accumulated deficit	(190,287)	(119,111)
Total shareholders’ equity	197,044	289,528
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 220,358	$ 317,106